Subsequent event (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Jul. 26, 2017	Jun. 30, 2017	Feb. 17, 2017	Jul. 28, 2015	Jun. 30, 2017	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent event
Net proceeds from issuance of stock							$ 64,560	$ 13	$ 18,122
Payment of facility								$ 26,063
Principal repayment to be paid							$ 40
Common Stock
Subsequent event
Issuance of common stock, net of issuance costs (in shares)							12,019,639
Underwritten Public Offering | Common Stock
Subsequent event
Issuance of common stock, net of issuance costs (in shares)		4,800,000			4,800,000	5,750,000
Public offering price (in dollars per share)		$ 6.25			$ 6.25	$ 5.00
Term of option to purchase share		30 days			30 days
Shares offered to underwriters under option granted (in shares)		720,000			720,000
Net proceeds from issuance of stock	$ 34,300		$ 26,700
Over-allotment option | Common Stock
Subsequent event
Issuance of common stock, net of issuance costs (in shares)			750,000	720,000